ACQUISITION OF BUSINESS - USINAS SIDERGICAS DE MINAS GERAIS S.A. - USIMINAS (Narrative) (Details) R$ / shares in Units, $ / shares in Units, R$ in Millions, $ in Millions							12 Months Ended
	Jul. 19, 2016 USD ($) shares	Jul. 19, 2016 BRL (R$) shares	Apr. 18, 2016 BRL (R$) shares	Oct. 02, 2014 BRL (R$) R$ / shares shares	Sep. 30, 2014 USD ($)	Jan. 16, 2012 shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 R$ / shares	Dec. 31, 2016 R$ / shares	Apr. 20, 2016 USD ($) shares	Apr. 20, 2016 BRL (R$) shares	Dec. 31, 2015 shares
Disclosure of detailed information about business combination [line items]
Discount rate used in current estimate of value in use								11.49%
Number of shares issued							2,004,743,442	2,004,743,442					2,004,743,442
Fair value of investments in associates for which there are quoted market prices | $							$ 625.5	$ 817.6
Investments in associates | $							411.1	$ 466.3
USINAS SIDEÚRGICAS DE MINAS GERAIS S.A.
Disclosure of detailed information about business combination [line items]
Decrease through write-off, financial assets | $					$ 739.8
Discount rate used in current estimate of value in use					10.40%
Impairment loss recognised in profit or loss, investment property | $							$ 191.9
Preferred stock, shares subscribed											8,500,000	8,500,000
Preferred stock, value, subscriptions											$ 3.1	R$ 10.9
Number of additional shares authorised			200,000,000
Capital shares, value, subscriptions | R$			R$ 1,000.0
Proceeds from issuing shares	$ 110.9	R$ 382.2
Ternium Investments S.à r.l. | USINAS SIDEÚRGICAS DE MINAS GERAIS S.A.
Disclosure of detailed information about business combination [line items]
Number of shares acquired						0
Prosid Investments S.A. | USINAS SIDEÚRGICAS DE MINAS GERAIS S.A.
Disclosure of detailed information about business combination [line items]
Number of shares acquired						0
Confab Industrial S.A. | USINAS SIDEÚRGICAS DE MINAS GERAIS S.A.
Disclosure of detailed information about business combination [line items]
Number of shares acquired						25,000,000
Nippon Steel & Sumitomo Metal Corporation Group | USINAS SIDEÚRGICAS DE MINAS GERAIS S.A.
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired						46.10%
T/T Group | USINAS SIDEÚRGICAS DE MINAS GERAIS S.A.
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired						43.30%
Previdência Usiminas | USINAS SIDEÚRGICAS DE MINAS GERAIS S.A.
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired						10.60%
Caixa de Previdência dos Funcionários | USINAS SIDEÚRGICAS DE MINAS GERAIS S.A.
Disclosure of detailed information about business combination [line items]
Number of shares acquired				51,400,000
Siderar S.A.I.C., Ternium Investments S.à r.l. and Prosid Investments S.A. | USINAS SIDEÚRGICAS DE MINAS GERAIS S.A.
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired								20.50%
Ternium Investments S.a r.l., Ternium Argentina and Prosid Investments S.A.I.C. | USINAS SIDEÚRGICAS DE MINAS GERAIS S.A.
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired								35.60%
Level of participation of entity compared with other participating entities								20.50%
Ordinary shares
Disclosure of detailed information about business combination [line items]
Share price | (per share)							$ 2.53	$ 3.27	R$ 10.83	R$ 8.26
Ordinary shares | USINAS SIDEÚRGICAS DE MINAS GERAIS S.A.
Disclosure of detailed information about business combination [line items]
Number of shares issued	76,400,000	76,400,000
Ordinary shares | T/T Group | USINAS SIDEÚRGICAS DE MINAS GERAIS S.A.
Disclosure of detailed information about business combination [line items]
Percentage of shares owned								0.396
Ordinary shares | Caixa de Previdência dos Funcionários | USINAS SIDEÚRGICAS DE MINAS GERAIS S.A.
Disclosure of detailed information about business combination [line items]
Business acquisition, share price | R$ / shares				R$ 12
Consideration transferred, acquisition-date fair value | R$				R$ 616.7
Ordinary shares | Siderar S.A.I.C., Ternium Investments S.à r.l. and Prosid Investments S.A. | USINAS SIDEÚRGICAS DE MINAS GERAIS S.A.
Disclosure of detailed information about business combination [line items]
Number of shares outstanding								242,600,000
Preferred shares
Disclosure of detailed information about business combination [line items]
Share price | (per share)							$ 1.26	$ 2.75	R$ 9.10	R$ 4.10
Preferred shares | T/T Group | USINAS SIDEÚRGICAS DE MINAS GERAIS S.A.
Disclosure of detailed information about business combination [line items]
Percentage of shares owned								0.018
Preferred shares | Siderar S.A.I.C., Ternium Investments S.à r.l. and Prosid Investments S.A. | USINAS SIDEÚRGICAS DE MINAS GERAIS S.A.
Disclosure of detailed information about business combination [line items]
Number of shares outstanding								8,500,000